Borrowings - Additional Information (Detail)								1 Months Ended	3 Months Ended											12 Months Ended
		May 31, 2017 USD ($) Trust		May 25, 2017 USD ($)	May 09, 2017 USD ($)	Dec. 09, 2013 USD ($)	Dec. 03, 2013 $ / shares	Apr. 30, 2017 $ / shares	May 31, 2017 USD ($) Trust $ / shares		Feb. 28, 2017 $ / shares	Nov. 30, 2016 $ / shares	[1]	Aug. 31, 2016 $ / shares	May 31, 2016 USD ($) $ / shares		Feb. 29, 2016 $ / shares	Nov. 30, 2015 $ / shares	Aug. 31, 2015 $ / shares	May 31, 2017 USD ($) Trust $ / shares		May 31, 2016 USD ($) $ / shares		May 31, 2015 USD ($) $ / shares	Dec. 23, 2018 USD ($)	Dec. 23, 2017 USD ($)	Mar. 31, 2017	Mar. 02, 2017 USD ($)	Dec. 23, 2016 USD ($)	May 29, 2015 USD ($)
Debt Instrument [Line Items]
Maturities of long-term debt in 2018		$ 253,600,000							$ 253,600,000											$ 253,600,000
Maturities of long-term debt in 2019		0							0											0
Maturities of long-term debt in 2020		650,800,000							650,800,000											650,800,000
Maturities of long-term debt in 2021		193,300,000							193,300,000											193,300,000
Maturities of long-term debt in 2022		0							0											0
Maturities of long-term debt thereafter		992,400,000							992,400,000											992,400,000
Credit facility, available liquidity		799,100,000							799,100,000											799,100,000
Liquidity available		$ 1,150,000,000							$ 1,150,000,000											$ 1,150,000,000
Consolidated indebtedness		59.30%							59.30%						54.40%					59.30%		54.40%
Issuance of note		$ 205,000,000							$ 205,000,000						$ 205,000,000					$ 205,000,000		$ 205,000,000
Credit facility borrowing potential maximum capacity		1,000,000,000							1,000,000,000											1,000,000,000
Initial payment for long term debt																				450,000,000
Amount funded for trust as per agreement		$ 450,000,000		$ 119,100,000					$ 450,000,000											$ 450,000,000									$ 102,500,000
Number of remaining trust payments due | Trust		1							1											1
Bankruptcy prepayment discount rate				1.25%
Outstanding balance		$ 0							$ 0											$ 0
Debt instrument, conversion rate							18.8905													19.049431
Convertible notes, initial conversion price per share | $ / shares							$ 52.94
Initial conversion price, conversion premium percentage							37.00%
Last reported sale price of RPM common stock | $ / shares							$ 38.64
Dividends Per Share | $ / shares									$ 0.300		$ 0.300	$ 0.300		$ 0.275	$ 0.275		$ 0.275	$ 0.275	$ 0.260	$ 1.175		$ 1.085		$ 1.020
Convertible Notes
Debt Instrument [Line Items]
Debt, interest rate						2.25%
Note Interest payment frequency, term																				Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year
Notes maturity date						2020
Dividends Per Share | $ / shares								$ 0.24
Debt instrument, effective interest rate		3.92%							3.92%											3.92%
Contractual interest																				$ 4,600,000		$ 4,600,000
Amortization of debt discount premium																				$ 2,900,000		2,800,000
Debt discount remaining amortized period																				3 years 6 months
Unamortized debt discount		$ 11,200,000							$ 11,200,000											$ 11,200,000
Carrying amount of the equity component of debt		$ 20,700,000							20,700,000											20,700,000
Margin
Debt Instrument [Line Items]
Interest rate margin		0.70%
Subsequent Event
Debt Instrument [Line Items]
Amount funded for trust as per agreement																									$ 125,000,000	$ 120,000,000
Other Long-Term Liabilities
Debt Instrument [Line Items]
Bankruptcy Note, net present value		$ 120,400,000							120,400,000											120,400,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, available liquidity		$ 599,100,000							$ 599,100,000											$ 599,100,000
Credit facility borrowing maximum capacity																								$ 800,000,000
Credit facility expiration date																								Dec. 05, 2019
Interest coverage ratio		920.00%							920.00%											920.00%
Leverage ratio																				58.10%
Previous Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity																								$ 600,000,000
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Issuance of note		$ 250,000,000							$ 250,000,000						$ 250,000,000					$ 250,000,000		$ 250,000,000						$ 50,000,000		$ 250,000,000
Debt, interest rate		5.25%	[2]						5.25%	[2]					5.25%	[2]				5.25%	[2]	5.25%	[2]					5.25%		5.25%
Note Interest payment frequency, term																				Interest on the 2045 Notes accrues from December 1, 2016 and is payable semiannually in arrears on June 1st and December 1st of each year, beginning June 1, 2017, at a rate of 5.250% per year
Unsecured senior notes , maturity date	[2]																			Jun. 01, 2045		Jun. 01, 2045
Debt instrument, effective interest rate		5.29%							5.29%											5.29%							4.839%
Amortization of debt discount premium																				$ 1,500,000		$ 1,500,000
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Issuance of note		$ 400,000,000							$ 400,000,000											$ 400,000,000								$ 400,000,000
Debt, interest rate		3.75%							3.75%						3.75%					3.75%		3.75%						3.75%
Note Interest payment frequency, term																				Interest on the 2027 Notes accrues from March 2, 2017 and is payable semiannually in arrears on March 15th and September 15th of each year, beginning September 15, 2017, at a rate of 3.750% per year
Unsecured senior notes , maturity date	[3]																			Mar. 15, 2027		Mar. 15, 2027
Debt instrument, effective interest rate		3.75%							3.75%											3.75%
Issuance of Debt | Maximum
Debt Instrument [Line Items]
Consolidated indebtedness		65.00%							65.00%											65.00%
Issuance of Debt | Minimum
Debt Instrument [Line Items]
Interest coverage ratio		350.00%							350.00%											350.00%
New Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Debt maturity period					3 years
Accounts receivable from securitization					$ 200,000,000
Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity					$ 200,000,000
Accounts Receivable Securitization Facility | Maximum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.30%
Accounts Receivable Securitization Facility | Minimum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.50%
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate		2.25%							2.25%						2.25%					2.25%		2.25%
Unsecured senior notes , maturity date																				Dec. 15, 2020		Dec. 15, 2020
Unsecured 2.25% senior convertible notes due December 15, 2020 | Convertible Notes
Debt Instrument [Line Items]
Issuance of note						$ 205,000,000

[1]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note B, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East.
[2]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.1 million at May 31, 2017. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.2 million and $2.6 million, respectively.
[3]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount and debt issuance cost, net of amortization, which approximated $0.5 million and $3.8 million, respectively, at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.750%.